Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Net proceeds / (repayment)	$ 7,173,403	$ 19,091,459	$ 40,899,491
Long-Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	17,065,305	13,974,794	9,679,451
Addition / (Transfers)	(2,900,971)	2,697,574	4,060,357
Others	(81,920)	(459,067)	(256,918)
Interest expense	1,101,007	852,004	491,904
Liabilities arising from financing activities	15,183,421	17,065,305	$ 13,974,794
Lease Liabilities – Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	264,543
Interest paid	(37,935)	(36,037)
Net proceeds / (repayment)	(202,605)	(243,265)
Addition / (Transfers)	209,686	507,808
Others	35,445
Interest expense	2,490	36,037
Liabilities arising from financing activities	271,624	264,543
Lease Liabilities – Non-Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	490,835
Addition / (Transfers)	(209,686)	490,835
Liabilities arising from financing activities	281,149	490,835
Long-Term Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	566,176
Addition / (Transfers)	(617,912)	552,426
Others	(54,163)	179
Interest expense	105,899	13,571
Liabilities arising from financing activities		$ 566,176
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Addition / (Transfers)	2,900,971
Liabilities arising from financing activities	2,900,971
Current Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Addition / (Transfers)	617,912
Liabilities arising from financing activities	$ 617,912